Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
LEASES
NOTE 9: LEASES
The future minimum contractual lease income (charter-out rates is presented net of commissions and includes backstop commitment), for which a charter party has been concluded, is as follows:

Amount
2017	86,681
2018	86,635
2019	40,777
2020	35,248
Thereafter	173,881
Total minimum lease revenue, net of commissions	$423,222